NOTES PAYABLE AND FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Semi Cab Inc [Member]
SCHEDULE OF SPECIFIC TERMS

Beginning in July of 2021, and ending in May of 2023, the Company entered into a total of six shareholder loan agreements with a total of three shareholders. These notes are all unsecured with limited rights of recourse. The specific terms of each note are summarized on the table below.

Date	Maturity	Holder	Principal	Rate	Accrued Interest	Current Balance
7/10/2021	7/10/2026	Ajesh Kapoor	$150,000.00	9.0%	$36,838.36	$186,838.36
8/27/2021	8/26/2026	Ajesh Kapoor	$235,000.00	9.0%	$54,932.05	$289,932.05
4/17/2023	10/16/2023	Vivek Sehgal	$50,000.00	10.0%	$4,794.52	$54,794.52
5/5/2023	5/4/2024	Ajesh Kapoor	$50,000.00	10.0%	$4,547.95	$54,547.95
5/8/2023	5/7/2024	Jagan Reddy	$50,000.00	10.0%	$4,506.85	$54,506.85
5/17/2023	5/16/2024	Ajesh Kapoor	$165,000.00	10.0%	$14,465.75	$179,465.75